Taxes on Income - Summary of Loss Before Taxes on Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
Domestic	$ (81,462)	$ (67,316)	$ (56,376)
Foreign	134	15	76
Loss before taxes on income	$ (81,328)	$ (67,301)	$ (56,300)